FINANCE LEASE LIABILITIES	12 Months Ended
Dec. 31, 2017
Disclosure of finance lease liabilities [Abstract]
FINANCE LEASE LIABILITIES
25.	FINANCE LEASE LIABILITIES

Certain manufacturing equipment are held under finance lease arrangements following sale and leaseback transactions during the year, with a carrying value of US$51,000 as of December 31, 2017 (2016: US$1,459,000). The repayment period of finance leases is between 3 and 5 years. Finance leases are secured by the related assets held under the finance lease, and the carrying values of finance lease liabilities at December 31, 2017 are as follows:

	December 31, 2017 US$’000	December 31, 2016 US$’000
Current liabilities
Finance lease liabilities	354	273

	354	273

Non-current liabilities	532	732

Finance lease liabilities	532	732

Finance lease liabilities

Finance lease liabilities are payable as follows:

	December 31, 2017 US$’000
	Minimum lease payments	Interest	Principal
Less than one year	387	33	354
In more than one year, but not more than two	381	17	364
In more than two years but not more than five	170	2	168

	938	52	886

	December 31, 2016 US$’000
	Minimum lease payments	Interest	Principal
Less than one year	313	40	273
In more than one year, but not more than two	313	27	286
In more than two years but not more than five	462	16	446

	1,088	83	1,005

Terms and debt repayment schedule

The terms and conditions of outstanding interest bearing loans and borrowings at December 31, 2017 are as follows:

Facility	Currency	Nominal interest rate	Year of maturity	Fair Value	Carrying Value
Finance lease liabilities	Euro	4.54%	2020	835	835
Finance lease liabilities	USD	5.51%	2019	51	51

Total interest-bearing loans and borrowings				886	886

The terms and conditions of outstanding interest bearing loans and borrowings at December 31, 2016 were as follows:

Facility	Currency	Nominal interest rate	Year of maturity	Fair Value	Carrying Value
Finance lease liabilities	Euro	4.54%	2020	1,005	1,005

Total interest-bearing loans and borrowings				1,005	1,005